Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Loss	$ (11,247)	$ (8,521)	$ (16,864)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	770	467	503
Change in fair value of financial liabilities			(4)
Change in fair value of other investment			1,148
Change in fair value of marketable securities	20	179	84
Change in lease right of use assets	2,818	424	417
Change in inventory	59
Change in lease liabilities	(2,812)	(356)	(524)
Share-based compensation	589	205	1,114
Share-based compensation with related party		172	745
Loss from lease remeasurement	302
Loss from the sale of fixed assets	287	23
Loss of control of discontinued operation	2,856		(178)
Decrease (increase) in prepaid expenses and other current assets	130	(30)	153
Interest expense, net	26
Foreign exchange gain or losses	91	(71)	162
Non-cash finance expenses	160
Decrease in trade payables	(108)	(41)	(460)
Increase (decrease) in accounts payables and accruals	(686)	(909)	977
Net cash used in operating activities	(6,745)	(8,458)	(12,727)
Cash flows from investing activities:
Acquisition of fixed assets	(113)	(985)	(270)
Increase (decrease) in restricted deposit	179	(14)	16
Investment in convertible loan	(1,740)	(54)
Proceeds from other investment			88
Acquisition of other investments, net of cash acquired	181
Proceeds from the sale of (Investment in) marketable securities	68	65	(435)
Proceeds from the sale of fixed assets	349	32
Net cash decrease from loss of control over discontinued operations	(198)		(163)
Net cash used in investing activities	(1,274)	(956)	(764)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants	8,265	422	12,500
Proceeds from convertible loans	870
Issuance costs	(842)	(642)	(1,243)
Proceeds from exercise of warrants and stock options	1,499	6,604
Net cash provided by financing activities	9,792	6,384	11,257
Effect of exchange rate changes on cash and cash equivalents	54	42	198
Increase (decrease) in cash and cash equivalents	1,827	(2,988)	(2,036)
Cash and cash equivalents, beginning of the year	1,260	4,248	6,284
Cash and cash equivalents end of the year	3,087	1,260	4,248
Supplemental information for non-cash transactions
Non-cash purchase of property and equipment		52
Issuance costs		75
Acquisition of a subsidiary	965
Convertible loan conversion	1,793
Conversion of convertible loan to shares	$ 897